Income Taxes (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Taxes
Liability recorded for unrecognized tax benefits	$ 0	$ 0
Statutory federal income tax rate (as a percent)	21.00%	35.00%
Provisional amount recorded related to the re-measurement of deferred tax balance was a net tax benefit		$ 3,200
Deferred Tax Assets, Noncurrent
Allowance for credit losses	$ 6,698	6,811
Goodwill	16,967	31,190
Accrued Expenses	131	111
Depreciable liabilities	5,643
Depreciable assets		3,772
Intangible asset		1,132
Stock-based compensation		2,441
Deferred revenue	2,234	2,291
Deferred rent	171	229
Bond registration Expenses	11	45
Net operating loss	30,834	22,456
Capital Loss carryover	1,418	1,418
Valuation allowance	(52,821)	(71,896)
Total	5,643
Deferred Tax Liabilities, Noncurrent
Total	$ 5,643	$ 0